Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.61%
Air Freight & Logistics–0.54%
Hub Group, Inc., Class A(b)	27,956	$1,471,324
Aluminum–1.02%
Kaiser Aluminum Corp.	31,860	2,762,262
Apparel Retail–0.53%
Foot Locker, Inc.	32,724	1,433,966
Apparel, Accessories & Luxury Goods–0.50%
Carter’s, Inc.	15,540	1,368,142
Application Software–6.14%
Bottomline Technologies (DE), Inc.(b)	76,288	3,645,041
Envestnet, Inc.(b)	23,741	1,821,647
Everbridge, Inc.(b)	10,314	1,371,040
j2 Global, Inc.(b)	51,456	5,281,444
Q2 Holdings, Inc.(b)	35,240	4,510,367
		16,629,539
Asset Management & Custody Banks–1.71%
Federated Hermes, Inc., Class B	59,423	1,604,421
Focus Financial Partners, Inc., Class A(b)	63,735	3,032,511
		4,636,932
Auto Parts & Equipment–2.98%
Dorman Products, Inc.(b)	34,977	3,176,961
Visteon Corp.(b)	38,388	4,893,702
		8,070,663
Automotive Retail–3.76%
AutoNation, Inc.(b)	86,471	6,163,653
Monro, Inc.	68,631	4,012,854
		10,176,507
Biotechnology–4.30%
ADC Therapeutics S.A. (Switzerland)(b)	21,603	617,198
Avid Bioservices, Inc.(b)	19,006	277,297
Emergent BioSolutions, Inc.(b)	41,695	4,455,111
G1 Therapeutics, Inc.(b)	61,222	1,477,287
Twist Bioscience Corp.(b)	17,655	2,904,954
uniQure N.V. (Netherlands)(b)	23,108	818,254
Zai Lab Ltd., ADR (China)(b)	6,827	1,092,798
		11,642,899
Building Products–1.05%
Masonite International Corp.(b)	28,499	2,835,651
Communications Equipment–0.47%
EchoStar Corp., Class A(b)	60,866	1,274,534
Construction & Engineering–1.23%
Comfort Systems USA, Inc.	25,105	1,391,570
Valmont Industries, Inc.	10,042	1,937,303
		3,328,873
Construction Materials–0.89%
Summit Materials, Inc., Class A(b)	117,690	2,416,176
Shares		Value
Data Processing & Outsourced Services–0.37%
Paya Holdings, Inc., Class A(b)	76,535	$991,894
Diversified Banks–1.05%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	93,836	2,853,553
Diversified Metals & Mining–1.05%
Compass Minerals International, Inc.	48,589	2,830,795
Electrical Components & Equipment–2.08%
Atkore International Group, Inc.(b)	72,267	3,205,764
EnerSys	29,556	2,430,390
		5,636,154
Environmental & Facilities Services–0.38%
US Ecology, Inc.	31,339	1,034,187
Gas Utilities–2.10%
National Fuel Gas Co.	63,297	2,548,337
Suburban Propane Partners L.P.	203,896	3,129,804
		5,678,141
Health Care Equipment–4.82%
AtriCure, Inc.(b)	51,689	3,009,850
CryoPort, Inc.(b)	52,681	3,592,844
iRhythm Technologies, Inc.(b)	10,134	1,706,768
Ortho Clinical Diagnostics Holdings PLC(b)	73,335	1,210,028
Tandem Diabetes Care, Inc.(b)	38,001	3,520,793
		13,040,283
Health Care Facilities–1.27%
Tenet Healthcare Corp.(b)	72,891	3,445,558
Health Care Services–4.05%
1Life Healthcare, Inc.(b)	47,364	2,396,618
Addus HomeCare Corp.(b)	36,002	4,052,025
LHC Group, Inc.(b)	22,730	4,528,271
		10,976,914
Health Care Supplies–0.70%
OraSure Technologies, Inc.(b)	123,617	1,882,687
Health Care Technology–1.33%
Inspire Medical Systems, Inc.(b)	17,814	3,589,699
Homebuilding–1.36%
TopBuild Corp.(b)	18,451	3,689,277
Hotel & Resort REITs–1.24%
DiamondRock Hospitality Co.	411,147	3,371,405
Household Products–0.95%
Energizer Holdings, Inc.	58,599	2,568,980
Human Resource & Employment Services–4.18%
ASGN, Inc.(b)	71,804	5,953,270
Korn Ferry	117,762	5,369,947
		11,323,217

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Shares		Value
Hypermarkets & Super Centers–1.39%
BJ’s Wholesale Club Holdings, Inc.(b)	89,488	$3,764,760
Industrial Machinery–5.01%
Chart Industries, Inc.(b)	20,776	2,495,405
EnPro Industries, Inc.	38,557	2,783,430
Evoqua Water Technologies Corp.(b)	114,717	3,126,038
Rexnord Corp.	135,958	5,147,370
		13,552,243
Insurance Brokers–0.22%
Selectquote, Inc.(b)	28,204	595,669
Investment Banking & Brokerage–1.46%
Stifel Financial Corp.	76,299	3,953,814
IT Consulting & Other Services–4.28%
CACI International, Inc., Class A(b)	14,535	3,506,133
KBR, Inc.	150,052	4,359,011
Perspecta, Inc.	128,612	3,723,317
		11,588,461
Leisure Facilities–0.63%
Cedar Fair L.P.	42,764	1,714,836
Life Sciences Tools & Services–2.41%
Adaptive Biotechnologies Corp.(b)	27,659	1,534,245
NeoGenomics, Inc.(b)	56,114	2,975,164
Repligen Corp.(b)	10,044	2,008,800
		6,518,209
Managed Health Care–0.32%
Clover Health Investments Corp.(b)(c)	61,769	861,678
Multi-Utilities–1.29%
Avista Corp.	92,939	3,483,354
Office REITs–0.68%
Brandywine Realty Trust	167,643	1,844,073
Office Services & Supplies–1.40%
ACCO Brands Corp.	468,176	3,787,544
Oil & Gas Exploration & Production–0.68%
CNX Resources Corp.(b)	144,532	1,831,220
Oil & Gas Refining & Marketing–1.76%
Renewable Energy Group, Inc.(b)	53,079	4,755,878
Oil & Gas Storage & Transportation–0.53%
Noble Midstream Partners L.P.	123,288	1,426,442
Packaged Foods & Meats–1.38%
Simply Good Foods Co. (The)(b)	131,149	3,742,992
Paper Products–0.57%
Schweitzer-Mauduit International, Inc., Class A	41,352	1,535,813
Personal Products–1.13%
BellRing Brands, Inc., Class A(b)	131,752	3,064,552
Pharmaceuticals–0.86%
Axsome Therapeutics, Inc.(b)	11,526	784,805
Collegium Pharmaceutical, Inc.(b)	63,428	1,531,152
		2,315,957
Shares		Value
Regional Banks–7.91%
BankUnited, Inc.	97,672	$3,384,335
Berkshire Hills Bancorp, Inc.	85,187	1,412,400
Cathay General Bancorp	69,347	2,345,316
CIT Group, Inc.	68,383	2,523,333
Heritage Financial Corp.	82,784	1,953,702
OceanFirst Financial Corp.	102,129	1,854,663
Pacific Premier Bancorp, Inc.	103,525	3,442,206
Signature Bank	11,075	1,829,479
Silvergate Capital Corp., Class A(b)	2,832	263,546
Sterling Bancorp	130,299	2,405,320
		21,414,300
Restaurants–3.65%
Denny’s Corp.(b)	183,644	2,888,720
Jack in the Box, Inc.	39,552	3,723,425
Texas Roadhouse, Inc.	42,983	3,275,735
		9,887,880
Semiconductor Equipment–3.26%
Brooks Automation, Inc.	54,843	4,154,906
MKS Instruments, Inc.	29,581	4,675,868
		8,830,774
Semiconductors–1.64%
Allegro MicroSystems, Inc. (Japan)(b)	33,979	948,694
Semtech Corp.(b)	49,302	3,497,977
		4,446,671
Specialized REITs–3.23%
EPR Properties	56,745	2,249,372
Four Corners Property Trust, Inc.	144,445	3,807,570
National Storage Affiliates Trust	73,509	2,686,019
		8,742,961
Thrifts & Mortgage Finance–1.87%
WSFS Financial Corp.	118,154	5,077,077
Total Common Stocks & Other Equity Interests (Cost $220,367,669)		269,697,370
Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	419,263	419,263
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	299,135	299,255
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	479,158	479,158
Total Money Market Funds (Cost $1,197,676)		1,197,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $221,565,345)		270,895,046
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 0.01%(d)(e)(f)	354,653	354,653
Invesco Private Prime Fund, 0.11%(d)(e)(f)	531,766	531,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $886,632)		886,632
TOTAL INVESTMENTS IN SECURITIES–100.38% (Cost $222,451,977)		271,781,678
OTHER ASSETS LESS LIABILITIES—(0.38)%		(1,032,492)
NET ASSETS–100.00%		$270,749,186
See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,213,189	$9,419,152	$(10,213,078)	$-	$-	$419,263	$31
Invesco Liquid Assets Portfolio, Institutional Class	824,429	6,727,966	(7,253,117)	-	(23)	299,255	90
Invesco Treasury Portfolio, Institutional Class	1,386,501	10,764,746	(11,672,089)	-	-	479,158	21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,384,238	5,235,725	(6,265,310)	-	-	354,653	43*
Invesco Private Prime Fund	2,076,357	6,127,187	(7,671,595)	-	30	531,979	324*
Total	$6,884,714	$38,274,776	$(43,075,189)	$-	$7	$2,084,308	$509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$269,697,370	$—	$—	$269,697,370
Money Market Funds	1,197,676	886,632	—	2,084,308
Total Investments	$270,895,046	$886,632	$—	$271,781,678
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Companies Fund